Derivative Financial Instruments - Summary of Derivative Instrument Transactions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Notional Amount	$ 22,723,687	$ 29,914,292
Foreign currencies [member] | Currency Forward purchases [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	18,207,108	59,781,682
Foreign currencies [member] | Currency Forward Sale [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	12,652,852	49,653,059
Foreign currencies [member] | Currency Forward by customers purchases [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	9,939,003	5,651,732
Foreign currencies [member] | Forward Currency Customer Sales [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	15,469,476	15,624,173
Other asset [member] | Interest rate swap 1 [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	360,242	708,001
Other asset [member] | Interest rate swap 1 [member] | Cross Currency Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount		2,401
Government securities [member] | Currency Forward purchases [member] | Repurchase Transaction [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount		3,024,074
Government securities [member] | Currency Forward Sale [member] | Repurchase Transaction [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	$ 29,968,733	$ 3,171,280